Consolidated Statements of Changes in Shareholders' Equity (Interim Period Unaudited) (USD $)	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2010	$ 38,899,855	$ 10,741,779	$ (58,652)	$ 98,174	$ 49,681,156
Exercise of stock options, net, and issuance of vested shares under employee benefit programs	254,862		81,493		336,355
Share-based compensation	90,596				90,596
Treasury Stock purchased			(33,063)		(33,063)
5% stock dividend declared	1,602,616	(1,602,616)			0
Net Income (Loss)		3,931,443			3,931,443
Other Comprehensive Income (Loss)				993,288	993,288
Ending Balance at Dec. 31, 2011	40,847,929	13,070,606	(10,222)	1,091,462	54,999,775
Exercise of stock options, net, and issuance of vested shares under employee benefit programs	442,918		13,843		456,761
Share-based compensation	73,965				73,965
Treasury Stock purchased			(80,344)		(80,344)
Net Income (Loss)		3,819,759			3,819,759
Other Comprehensive Income (Loss)				474,405	474,405
Ending Balance at Sep. 30, 2012	41,364,812	16,890,365	(76,723)	1,565,867	59,744,321
Beginning Balance at Dec. 31, 2011	40,847,929	13,070,606	(10,222)	1,091,462	54,999,775
Exercise of stock options, net, and issuance of vested shares under employee benefit programs	412,340		71,706		484,046
Share-based compensation	99,152				99,152
Treasury Stock purchased			(122,570)		(122,570)
Shares issued in connection with Shareholders’ Rights program	4,819,794				4,819,794
5% stock dividend declared	2,536,817	(2,536,817)			0
Net Income (Loss)		5,060,504			5,060,504
Other Comprehensive Income (Loss)				(287,169)	(287,169)
Ending Balance at Dec. 31, 2012	48,716,032	15,594,293	(61,086)	804,293	65,053,532
Exercise of stock options, net, and issuance of vested shares under employee benefit programs	603,342		0		603,342
Share-based compensation	75,948				75,948
Treasury Stock purchased			(116,451)		(116,451)
Net Income (Loss)		4,405,588			4,405,588
Other Comprehensive Income (Loss)				(2,869,839)	(2,869,839)
Ending Balance at Sep. 30, 2013	$ 49,395,322	$ 19,999,881	$ (177,537)	$ (2,065,546)	$ 67,152,120